RIGHT OF USE ASSET (Details) - USD ($)									1 Months Ended	12 Months Ended
	Oct. 07, 2019	Dec. 19, 2018	Aug. 01, 2018	Jun. 01, 2017	Dec. 19, 2016	Jul. 01, 2015	Oct. 01, 2014	Sep. 01, 2014	Aug. 31, 2019	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Impairment of right-of-use asset										$ 104,544
Balance at the end										720,473
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning										1,407,704
Impairment of right-of-use asset										(231,773)
Impairment reversal										156,366
Sublease										(274,965)
Balance at the end										1,057,333
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation for the period										336,860
Balance at the end										$ 336,860
Richmond, Canada
Disclosure of quantitative information about right-of-use assets [line items]
Term of the lease			36 months		24 months		36 months
Renewal term of lease		24 months	24 months				36 months
Term of combined lease				60 months
Term for sublease agreement	32 months
Minneapolis
Disclosure of quantitative information about right-of-use assets [line items]
Term of the lease								66 months
Renewal term of lease									36 months
Term of combined lease						69 months